Property, Plant and Equipment (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 587,622	¥ 87,570	¥ 486
Written off of impairment loss due to disposal of property, plant and equipment			¥ 51,484
Idle or obsolete production technology facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	327,772
Certain production facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset	¥ 519,877
Pre tax discount rate	10.00%
Impairment loss	¥ 259,850